Related Party Disclosures (Details Narrative) - EUR (€) € in Thousands		12 Months Ended
	Mar. 19, 2019	Dec. 31, 2019	Dec. 31, 2018
Maruho Co., Ltd [Member]
Statement Line Items [Line Items]
Research cost	€ 1,100
Granzer Regulatory Consulting & Services [Member]
Statement Line Items [Line Items]
Advisory services cost		€ 1	€ 0
Statutory value added tax at the current rate		19.00%